Voya Multi-Manager Mid Cap Value Fund Shareholder Fees - Class I Shares [Member] - Voya Multi-Manager Mid Cap Value Fund - Class I	May 31, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%